Estimated Amounts that will be Amortized from Accumulated Other Comprehensive Loss into Net Periodic Benefit Cost (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Expected Amortization Expense [Line Items]
Actuarial loss	$ 16,272	¥ 1,341,000
Prior service benefit	$ (7,778)	¥ (641,000)